28. EFFECT OF MOVEMENTS IN EXCHANGE RATES (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current liabilities
Other non-current financial liabilities	$ 191,209,617	$ 127,810,125
Trade payables due to related parties, non-current	300,937	292,555
Deferred tax liabilities	63,966,069	59,266,143	$ 49,652,433
Non-current provisions for employee benefits	2,867,500	2,829,938	2,859,643	$ 2,617,506
Other non-current non-financial liabilities	2,403,061	595,435
Total non-current liabilities	260,747,184	190,794,196	210,997,968
Total Liabilities	574,014,863	511,486,336	$ 505,867,930
1 to 3 years
Non-current liabilities
Other non-current financial liabilities	44,234,371	44,675,825
Trade payables due to related parties, non-current	300,937	292,555
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	2,403,061	595,435
Total non-current liabilities	46,938,369	45,563,815
Total Liabilities	360,206,048	366,255,955
1 to 3 years | CHILEAN PESO
Non-current liabilities
Other non-current financial liabilities	446,258	613,486
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	8,736	8,736
Total non-current liabilities	454,994	622,222
1 to 3 years | USD
Non-current liabilities
Other non-current financial liabilities	30,789,854	24,197,088
Other non-current non-financial liabilities	2,394,325	585,945
Total non-current liabilities	33,184,179	24,783,033
1 to 3 years | CAD
Non-current liabilities
Other non-current non-financial liabilities	0	754
Total non-current liabilities	0	754
1 to 3 years | EUR
Non-current liabilities
Other non-current financial liabilities	0	0
Total non-current liabilities	0	0
1 to 3 years | UF
Non-current liabilities
Other non-current financial liabilities	12,748,111	19,316,437
Trade payables due to related parties, non-current	300,937	292,555
Total non-current liabilities	13,049,048	19,608,992
1 to 3 years | GBP
Non-current liabilities
Other non-current financial liabilities	0	13,486
Total non-current liabilities	0	13,486
1 to 3 years | ARS
Non-current liabilities
Other non-current financial liabilities	250,148	535,328
Total non-current liabilities	250,148	535,328
3 to 5 years
Non-current liabilities
Other non-current financial liabilities	5,372,916	1,397,541
Trade payables due to related parties, non-current	0	0
Deferred tax liabilities	1,715,937	2,863,964
Non-current provisions for employee benefits	2,867,500	2,829,938
Other non-current non-financial liabilities	0	0
Total non-current liabilities	9,956,353	7,091,443
Total Liabilities	9,956,353	7,091,443
3 to 5 years | CHILEAN PESO
Non-current liabilities
Other non-current financial liabilities	61,655	0
Deferred tax liabilities	1,715,937	2,863,964
Non-current provisions for employee benefits	2,867,500	2,829,938
Other non-current non-financial liabilities	0	0
Total non-current liabilities	4,645,092	5,693,902
3 to 5 years | USD
Non-current liabilities
Other non-current financial liabilities	2,992,555	311,287
Other non-current non-financial liabilities	0	0
Total non-current liabilities	2,992,555	311,287
3 to 5 years | CAD
Non-current liabilities
Other non-current non-financial liabilities	0	0
Total non-current liabilities	0	0
3 to 5 years | EUR
Non-current liabilities
Other non-current financial liabilities	0	28,157
Total non-current liabilities	0	28,157
3 to 5 years | UF
Non-current liabilities
Other non-current financial liabilities	2,318,706	714,023
Trade payables due to related parties, non-current	0	0
Total non-current liabilities	2,318,706	714,023
3 to 5 years | GBP
Non-current liabilities
Other non-current financial liabilities	0	173,973
Total non-current liabilities	0	173,973
3 to 5 years | ARS
Non-current liabilities
Other non-current financial liabilities	0	170,101
Total non-current liabilities	0	170,101
Over 5 years
Non-current liabilities
Other non-current financial liabilities	141,602,330	81,736,759
Trade payables due to related parties, non-current	0	0
Deferred tax liabilities	62,250,132	50,509,194
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	203,852,462	132,245,953
Total Liabilities	203,852,462	132,245,953
Over 5 years | CHILEAN PESO
Non-current liabilities
Other non-current financial liabilities	1,428	163,805
Deferred tax liabilities	62,250,132	50,509,194
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	62,251,560	50,672,999
Over 5 years | USD
Non-current liabilities
Other non-current financial liabilities	0	47,923
Other non-current non-financial liabilities	0	0
Total non-current liabilities	0	47,923
Over 5 years | CAD
Non-current liabilities
Other non-current non-financial liabilities	0	0
Total non-current liabilities	0	0
Over 5 years | EUR
Non-current liabilities
Other non-current financial liabilities	0	0
Total non-current liabilities	0	0
Over 5 years | UF
Non-current liabilities
Other non-current financial liabilities	141,600,902	81,525,031
Trade payables due to related parties, non-current	0	0
Total non-current liabilities	141,600,902	81,525,031
Over 5 years | GBP
Non-current liabilities
Other non-current financial liabilities	0	0
Total non-current liabilities	0	0
Over 5 years | ARS
Non-current liabilities
Other non-current financial liabilities	0	0
Total non-current liabilities	$ 0	$ 0